FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - Financial assets at fair value through profit or loss, category [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Trading Assets, Excluding Debt and Equity Securities [Member] | The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		£ 16,891
Loans and advances to banks		236
Debt securities:
Government securities	290	2,293
Asset-backed securities		20
Corporate and other debt securities		22
Debt securities	290	2,335
Total	290	19,462
Trading Assets, Excluding Debt and Equity Securities [Member] | The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		16,891
Loans and advances to banks		236
Debt securities:
Government securities	290	2,293
Debt securities	290	2,293
Total	290	19,420
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	1,782	3,120
Debt securities:
Corporate and other debt securities	47	518
Debt securities	47	518
Equity shares	165	156
Total	1,994	3,794
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	362	899
Debt securities:
Corporate and other debt securities	47	518
Debt securities	47	518
Equity shares	4	6
Total	£ 413	£ 1,423